Finance Costs-Net - Summary of Finance Costs - Net (Parenthetical) (Detail) - EUR (€) € in Millions	1 Months Ended			12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [line items]
Net loss on settlement of debt				€ (91)	€ (4)
Exit fees				€ 88
Unamortized arrangement fees					€ 2
Capitalisation rate				6.00%	7.00%	7.00%
Constellium N.V. Senior Notes [member]
Analysis of income and expense [line items]
Interest expense on debt instrument				€ 136	€ 104	€ 81
Net loss on settlement of debt	€ (78)
Muscle Shoals' Senior Notes [member]
Analysis of income and expense [line items]
Interest expense on debt instrument				7	64	64
Net loss on settlement of debt		€ (13)
Revolving Credit Facility 1 [member]
Analysis of income and expense [line items]
Interest expense on debt instrument				€ 4	€ 3	€ 4
Muscle Shoals senior unsecured PIK toggle notes [member]
Analysis of income and expense [line items]
Net loss on settlement of debt			€ (2)